NET LOSS PER SHARE (Tables)	6 Months Ended
Sep. 30, 2021
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	Six months ended September 30,
	2020	2021
	RMB	RMB
Basic net loss per share from continuing operations
Numerator:
Net loss from continuing operations	(411,304)	(1,783,786)
Less: net loss from continuing operations attributable to non-controlling interests shareholders	(7)	—
Net loss from continuing operations, attributable to UXIN LIMITED	(411,297)	(1,783,786)

Net loss attributable to ordinary shareholders from continuing operations	(411,297)	(1,783,786)

Denominator:
Weighted average number of ordinary shares outstanding - basic	997,541,095	1,177,159,051

Net loss per share from continuing operations attributable to ordinary shareholders, basic	(0.41)	(1.52)

Diluted net loss per share from continuing operations
Numerator:
Net loss attributable to ordinary shareholders from continuing operations	(411,297)	(1,783,786)
Add: the change in fair value of warrant liabilities	—	(636,067)
Add: the change in fair value of forward contract liabilities	—	(188,501)
Diluted net loss from continuing operations attributable to ordinary shareholders	(411,297)	(2,608,354)

Denominator:
Weighted average number of ordinary shares outstanding - basic	997,541,095	1,177,159,051

Weighted average effect of potential dilutive securities outstanding from continuing operations
Warrants	—	145,734,952
Forward contract	—	44,162,106
Weighted average number of ordinary shares outstanding from continuing operations - diluted	997,541,095	1,367,056,109

Net loss per share from continuing operations attributable to ordinary shareholders, diluted	(0.41)	(1.91)

Schedule of potential ordinary shares that are anti-dilutive and excluded from the calculation of diluted net loss per share

	Six months ended September 30,
	2020	2021
Senior convertible preferred shares	—	128,931,823
Outstanding weighted average stock options	4,426,359	6,216,905
Convertible notes	223,300,971	—
	227,727,330	135,148,728